Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Accounts Receivable, Net [Abstract]
Total trade accounts receivable	$ 14,578,141	$ 15,518,614
Less: allowance for expected credit losses	(2,388,452)	(2,561,803)
Total accounts receivable, net	12,189,689	12,956,811
Accounts receivable - current	11,662,750	12,286,665
Accounts receivable - non-current	$ 526,939	$ 670,146